Contract Assets - Schedule of provision for contract assets and allowance for credit losses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Schedule of provision for contract assets and allowance for credit losses [Line Items]
Balance at beginning of the period	¥ 14,478	$ 2,162	¥ 3,497
Provisions	11,115	1,659	4,088
Balance at end of the period	25,593	3,821	9,968
Accounting Standards Update 2016-13 [Member]
Schedule of provision for contract assets and allowance for credit losses [Line Items]
Adoption of ASC 326	¥ 0	$ 0	¥ 2,383